SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION (Schedule of Other Current Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Governmental authorities	$ 7,215	$ 8,388
Prepaid expenses	5,654	6,060
Deferred charges	1,162	2,868
Advance payments to suppliers	1,643	3,912
Other	963	1,779
Other current assets	$ 16,637	$ 23,007